Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Operating activities
Net income	$ 94.6	$ 70.3	$ 148.0
Items not affecting cash:
Income tax recovery	23.1	15.8	10.7
Share-based compensation	14.0	11.3	8.5
Total items not affecting cash	291.9	211.9	252.7
Changes in non-cash operating items	(82.8)	104.5	(130.6)
Net cash from operating activities	151.6	288.6	51.5
Investing activities
Net cash used in investing activities	(37.2)	(26.9)	(51.3)
Financing activities
Subordinate voting shares purchased for cancellation	(253.2)	0.0	(38.7)
Exercise of stock options	7.1	4.0	2.4
Net cash (used in) from financing activities	(298.2)	197.0	(58.7)
(Decrease) increase in cash	(190.2)	446.2	(56.9)
Cash, beginning of period	477.9	31.7	88.6
Cash, end of period	287.7	477.9	31.7
Parent company
Operating activities
Net income	82.6	65.0	150.5
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(88.6)	(74.7)	(152.6)
Net interest expense	1.9	0.0	0.0
Income tax recovery	(2.0)	(4.7)	(0.6)
Share-based compensation	14.0	11.3	7.8
Total items not affecting cash	7.9	(3.1)	5.1
Changes in non-cash operating items	(20.2)	2.8	(9.6)
Intercompany accounts payable	242.5	0.0	0.0
Net cash from operating activities	230.2	(0.3)	(4.5)
Investing activities
Dividend received	0.0	0.0	38.7
Net cash used in investing activities	0.0	0.0	38.7
Financing activities
Subordinate voting shares purchased for cancellation	(241.3)	0.0	(37.1)
Exercise of stock options	7.1	4.0	2.4
Net cash (used in) from financing activities	(234.2)	4.0	(34.7)
(Decrease) increase in cash	(4.0)	3.7	(0.5)
Cash, beginning of period	4.3	0.6	1.1
Cash, end of period	$ 0.3	$ 4.3	$ 0.6